Real Estate - Intangibles (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Below Market Lease, Gross	$ (62,070)	$ (62,070)	$ (61,069)
Below Market Lease, Accumulated Amortization	14,564	10,775	5,750
Below Market Lease, Net	(47,506)	(51,295)	(55,319)
Finite-Lived Intangible Assets, Net	175,100	193,199
Schedule of in-place lease valuation
In-place lease valuation (above market)	4,046	4,046	3,828
In-place lease valuation (above market) - accumulated amortization	(1,030)	(752)	(300)
In-place lease valuation (above market), net	3,016	3,294	3,528
Griffin Capital Essential Asset REIT, Inc. [Member]
Schedule of in-place lease valuation
In-place lease valuation (above market)	42,736	42,736	47,419
In-place lease valuation (above market) - accumulated amortization	(31,065)	(26,613)	(20,543)
In-place lease valuation (above market), net	11,671	16,123	26,876
Ground leasehold interest (below market)	2,254	2,255	2,254
Ground leasehold interest (below market) - accumulated amortization	(129)	(109)	(82)
Ground leasehold interest (below market), net	2,125	2,146	2,172
Intangible assets, net	13,796	18,269	29,048
In-place lease valuation (below market)	(55,482)	(49,774)	(51,966)
In-place lease valuation (below market) - accumulated amortization	30,779	26,193	20,330
In-place lease valuation (below market), net	(24,703)	(23,581)	(31,636)
Tenant origination and absorption cost	532,207	494,871	541,646
Tenant origination and absorption cost - accumulated amortization	(284,763)	(242,108)	(197,173)
Tenant origination and absorption cost, net	247,444	252,763	344,473
Tenant origination and absorption costs
Real Estate [Line Items]
In-place lease valuation - above (below) market	240,364	240,364	227,407
Finite-Lived Intangible Assets, Accumulated Amortization	$ (65,264)	(47,165)	(23,409)
Finite-Lived Intangible Assets, Net		$ 193,199	$ 203,998